Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
B.	Pay Versus Performance Disclosure
Pay Versus Performance Table
—This table shows, for the past five fiscal years, the total compensation for the Company’s named executive officers as set forth in the Summary Compensation Table, the “compensation actually paid” to the Company’s named executive officers (as determined under SEC rules), the Company’s total stockholder return (“TSR”), the TSR of the Company’s peer group, the Company’s net income and the Company’s sales. For further information concerning the Company’s executive compensation policies and practices and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non- PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Sales (millions)(5)
					Company TSR	Peer Group TSR(4)
2024	$14,236,352	$22,273,228	$3,608,021	$5,008,887	$241.66	$163,54	$1,312.2	$4,915
2023	$11,029,086	$22,371,211	$2,838,076	$4,772,495	$202.83	$143.54	$767.4	$4,582
2022	$11,517,926	$10,823,977	$2,786,754	$2,483,408	$151.07	$123.28	$924.0	$6,580
2021	$11,042,404	$33,205,939	$3,100,858	$7,168,251	$157.49	$141.80	$421.7	$4,633
2020	$7,941,583	$6,705,688	$2,124,561	$1,872,231	$98.04	$113.66	$320.1	$4,235

(1)	D. Christian Koch, the Company’s Chair, President and Chief Executive Officer, served as the Company’s principal executive officer for each of 2024, 2023, 2022, 2021 and 2020.

(2)
The Company’s
non-PEO
named executive officers for each applicable year were as follows: (i) for 2024, Kevin P. Zdimal, Frank J. Ready, Stephen F. Schwar, Scott C. Selbach and John E. Berlin; (ii) for 2023, Kevin P. Zdimal, John E. Berlin, Frank J. Ready and Scott C. Selbach; (iii) for 2022, Kevin P. Zdimal, John E. Berlin, Frank J. Ready, Scott C. Selbach, Robert M. Roche and Nicholas J. Shears; (iv) for 2021, Robert M. Roche, John E. Berlin, Nicholas J. Shears and Scott C. Selbach; and (v) for 2020, Robert M. Roche, John E. Berlin, Nicholas J. Shears and Scott C. Selbach.

(3)	The adjustments made to the Summary Compensation Table totals to determine “compensation actually paid” are as follows:

Year	Executive(s)	Reported Summary Compensation Table Total	Deduct Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid
2024	PEO	$14,236,352	($8,754,087)	$16,667,992	($1,032)	$124,003	$22,273,228
	Non-PEO NEOs	$3,608,021	($1,020,486)	$2,414,444	($41,547)	$48,455	$5,008,887
2023	PEO	$11,029,086	($8,480,404)	$20,080,891	($365,745)	$107,383	$22,371,211
	Non-PEO NEOs	$2,838,076	($1,540,626)	$3,630,650	($189,312)	$33,708	$4,772,495
2022	PEO	$11,517,926	($6,787,175)	$6,104,110	($75,611)	$64,727	$10,823,977
	Non-PEO NEOs	$2,786,754	($1,308,873)	$1,029,556	($54,329)	$30,300	$2,483,408
2021	PEO	$11,042,404	($6,455,332)	$28,573,007	($47,032)	$92,892	$33,205,939
	Non-PEO NEOs	$3,100,858	($1,572,987)	$5,658,020	($61,116)	$43,476	$7,168,251
2020	PEO	$7,941,583	($6,125,159)	$5,076,183	($258,649)	$71,730	$6,705,688
	Non-PEO NEOs	$2,124,561	($1,161,541)	$1,011,797	($141,714)	$39,128	$1,872,231

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive(s)	Year-End Fair Value of Equity Awards Granted during the Year that are Outstanding and Unvested at Year-End	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested during the Year	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested during the Year	Deduct Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions during the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	PEO	$10,376,430	$5,470,159	$0	$821,403	$0	$0	$16,667,992
	Non-PEO NEOs	$1,200,406	$984,767	$0	$229,272	$0	$0	$2,414,444
2023	PEO	$11,335,023	$7,797,080	$0	$948,788	$0	$0	$20,080,891
	Non-PEO NEOs	$2,045,396	$1,477,011	$0	$108,243	$0	$0	$3,630,650
2022	PEO	$7,981,469	($201,605)	$0	($1,675,754)	$0	$0	$6,104,110
	Non-PEO NEOs	$1,394,035	($16,938)	$74,075	($205,958)	($215,658)	$0	$1,029,556
2021	PEO	$15,123,725	$13,629,666	$0	($170,385)	$0	$0	$28,573,007
	Non-PEO NEOs	$3,439,853	$2,244,496	$0	($26,328)	$0	$0	$5,658,020
2020	PEO	$5,943,401	($843,643)	$0	($23,575)	$0	$0	$5,076,183
	Non-PEO NEOs	$1,061,684	($109,159)	$65,890	($6,618)	$0	$0	$1,011,797

(c)
The amounts included in this column are the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year.

(d)	The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Executive(s)	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2024	PEO	$124,003	$0	$124,003
	Non-PEO NEOs	$48,455	$0	$48,455
2023	PEO	$107,383	$0	$107,383
	Non-PEO NEOs	$33,708	$0	$33,708
2022	PEO	$64,727	$0	$64,727
	Non-PEO NEOs	$29,952	$349	$30,300
2021	PEO	$92,892	$0	$92,892
	Non-PEO NEOs	$43,476	$0	$43,476
2020	PEO	$71,730	$0	$71,730
	Non-PEO NEOs	$39,128	$0	$39,128

(4)
The peer group TSR represents the TSR of the companies comprising the S&P MidCap 400 Index
®
, the same index used by the Company in the performance graph included in its Annual Report on Form
10-K
for 2024.

(5)
This column includes the Company’s publicly reported sales for each of 2024, 2023, 2022, 2021 and 2020, excluding sales generated by acquisitions made, dispositions completed and operations reclassified as discontinued operations during the applicable year.

Company Selected Measure Name	sales
Named Executive Officers, Footnote
(2)
The Company’s
non-PEO
named executive officers for each applicable year were as follows: (i) for 2024, Kevin P. Zdimal, Frank J. Ready, Stephen F. Schwar, Scott C. Selbach and John E. Berlin; (ii) for 2023, Kevin P. Zdimal, John E. Berlin, Frank J. Ready and Scott C. Selbach; (iii) for 2022, Kevin P. Zdimal, John E. Berlin, Frank J. Ready, Scott C. Selbach, Robert M. Roche and Nicholas J. Shears; (iv) for 2021, Robert M. Roche, John E. Berlin, Nicholas J. Shears and Scott C. Selbach; and (v) for 2020, Robert M. Roche, John E. Berlin, Nicholas J. Shears and Scott C. Selbach.

Peer Group Issuers, Footnote	The peer group TSR represents the TSR of the companies comprising the S&P MidCap 400 Index
®
, the same index used by the Company in the performance graph included in its Annual Report on Form
10-K
	for 2024.
PEO Total Compensation Amount	$ 14,236,352	$ 11,029,086	$ 11,517,926	$ 11,042,404	$ 7,941,583
PEO Actually Paid Compensation Amount	$ 22,273,228	22,371,211	10,823,977	33,205,939	6,705,688
Adjustment To PEO Compensation, Footnote
(3)	The adjustments made to the Summary Compensation Table totals to determine “compensation actually paid” are as follows:

Year	Executive(s)	Reported Summary Compensation Table Total	Deduct Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid
2024	PEO	$14,236,352	($8,754,087)	$16,667,992	($1,032)	$124,003	$22,273,228
	Non-PEO NEOs	$3,608,021	($1,020,486)	$2,414,444	($41,547)	$48,455	$5,008,887
2023	PEO	$11,029,086	($8,480,404)	$20,080,891	($365,745)	$107,383	$22,371,211
	Non-PEO NEOs	$2,838,076	($1,540,626)	$3,630,650	($189,312)	$33,708	$4,772,495
2022	PEO	$11,517,926	($6,787,175)	$6,104,110	($75,611)	$64,727	$10,823,977
	Non-PEO NEOs	$2,786,754	($1,308,873)	$1,029,556	($54,329)	$30,300	$2,483,408
2021	PEO	$11,042,404	($6,455,332)	$28,573,007	($47,032)	$92,892	$33,205,939
	Non-PEO NEOs	$3,100,858	($1,572,987)	$5,658,020	($61,116)	$43,476	$7,168,251
2020	PEO	$7,941,583	($6,125,159)	$5,076,183	($258,649)	$71,730	$6,705,688
	Non-PEO NEOs	$2,124,561	($1,161,541)	$1,011,797	($141,714)	$39,128	$1,872,231

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive(s)	Year-End Fair Value of Equity Awards Granted during the Year that are Outstanding and Unvested at Year-End	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested during the Year	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested during the Year	Deduct Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions during the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	PEO	$10,376,430	$5,470,159	$0	$821,403	$0	$0	$16,667,992
	Non-PEO NEOs	$1,200,406	$984,767	$0	$229,272	$0	$0	$2,414,444
2023	PEO	$11,335,023	$7,797,080	$0	$948,788	$0	$0	$20,080,891
	Non-PEO NEOs	$2,045,396	$1,477,011	$0	$108,243	$0	$0	$3,630,650
2022	PEO	$7,981,469	($201,605)	$0	($1,675,754)	$0	$0	$6,104,110
	Non-PEO NEOs	$1,394,035	($16,938)	$74,075	($205,958)	($215,658)	$0	$1,029,556
2021	PEO	$15,123,725	$13,629,666	$0	($170,385)	$0	$0	$28,573,007
	Non-PEO NEOs	$3,439,853	$2,244,496	$0	($26,328)	$0	$0	$5,658,020
2020	PEO	$5,943,401	($843,643)	$0	($23,575)	$0	$0	$5,076,183
	Non-PEO NEOs	$1,061,684	($109,159)	$65,890	($6,618)	$0	$0	$1,011,797

(c)
The amounts included in this column are the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year.

(d)	The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Executive(s)	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2024	PEO	$124,003	$0	$124,003
	Non-PEO NEOs	$48,455	$0	$48,455
2023	PEO	$107,383	$0	$107,383
	Non-PEO NEOs	$33,708	$0	$33,708
2022	PEO	$64,727	$0	$64,727
	Non-PEO NEOs	$29,952	$349	$30,300
2021	PEO	$92,892	$0	$92,892
	Non-PEO NEOs	$43,476	$0	$43,476
2020	PEO	$71,730	$0	$71,730
	Non-PEO NEOs	$39,128	$0	$39,128

Non-PEO NEO Average Total Compensation Amount	$ 3,608,021	2,838,076	2,786,754	3,100,858	2,124,561
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,008,887	4,772,495	2,483,408	7,168,251	1,872,231
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The adjustments made to the Summary Compensation Table totals to determine “compensation actually paid” are as follows:

Year	Executive(s)	Reported Summary Compensation Table Total	Deduct Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid
2024	PEO	$14,236,352	($8,754,087)	$16,667,992	($1,032)	$124,003	$22,273,228
	Non-PEO NEOs	$3,608,021	($1,020,486)	$2,414,444	($41,547)	$48,455	$5,008,887
2023	PEO	$11,029,086	($8,480,404)	$20,080,891	($365,745)	$107,383	$22,371,211
	Non-PEO NEOs	$2,838,076	($1,540,626)	$3,630,650	($189,312)	$33,708	$4,772,495
2022	PEO	$11,517,926	($6,787,175)	$6,104,110	($75,611)	$64,727	$10,823,977
	Non-PEO NEOs	$2,786,754	($1,308,873)	$1,029,556	($54,329)	$30,300	$2,483,408
2021	PEO	$11,042,404	($6,455,332)	$28,573,007	($47,032)	$92,892	$33,205,939
	Non-PEO NEOs	$3,100,858	($1,572,987)	$5,658,020	($61,116)	$43,476	$7,168,251
2020	PEO	$7,941,583	($6,125,159)	$5,076,183	($258,649)	$71,730	$6,705,688
	Non-PEO NEOs	$2,124,561	($1,161,541)	$1,011,797	($141,714)	$39,128	$1,872,231

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive(s)	Year-End Fair Value of Equity Awards Granted during the Year that are Outstanding and Unvested at Year-End	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested during the Year	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested during the Year	Deduct Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions during the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	PEO	$10,376,430	$5,470,159	$0	$821,403	$0	$0	$16,667,992
	Non-PEO NEOs	$1,200,406	$984,767	$0	$229,272	$0	$0	$2,414,444
2023	PEO	$11,335,023	$7,797,080	$0	$948,788	$0	$0	$20,080,891
	Non-PEO NEOs	$2,045,396	$1,477,011	$0	$108,243	$0	$0	$3,630,650
2022	PEO	$7,981,469	($201,605)	$0	($1,675,754)	$0	$0	$6,104,110
	Non-PEO NEOs	$1,394,035	($16,938)	$74,075	($205,958)	($215,658)	$0	$1,029,556
2021	PEO	$15,123,725	$13,629,666	$0	($170,385)	$0	$0	$28,573,007
	Non-PEO NEOs	$3,439,853	$2,244,496	$0	($26,328)	$0	$0	$5,658,020
2020	PEO	$5,943,401	($843,643)	$0	($23,575)	$0	$0	$5,076,183
	Non-PEO NEOs	$1,061,684	($109,159)	$65,890	($6,618)	$0	$0	$1,011,797

(c)
The amounts included in this column are the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year.

(d)	The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Executive(s)	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2024	PEO	$124,003	$0	$124,003
	Non-PEO NEOs	$48,455	$0	$48,455
2023	PEO	$107,383	$0	$107,383
	Non-PEO NEOs	$33,708	$0	$33,708
2022	PEO	$64,727	$0	$64,727
	Non-PEO NEOs	$29,952	$349	$30,300
2021	PEO	$92,892	$0	$92,892
	Non-PEO NEOs	$43,476	$0	$43,476
2020	PEO	$71,730	$0	$71,730
	Non-PEO NEOs	$39,128	$0	$39,128

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid, Company TSR and Peer Group TSR.
The graph below shows compensation actually paid to the Company’s principal executive officer and the average compensation actually paid to the Company’s other named executive officers for each of 2020, 2021, 2022, 2023 and 2024. The graph also shows the Company’s TSR, or how a $100 investment in the Company has grown over the five-year period ending December 31, 2024, as compared to a $100 investment in the S&P MidCap 400 Index
®
. The graph assumes the investment of $100 in the Company’s common stock and in the S&P MidCap 400 Index
®
as of December 31, 2019 and the reinvestment of all dividends.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income.
The graph below shows compensation actually paid to the Company’s principal executive officer and the average compensation actually paid to the Company’s other named executive officers for each of 2020, 2021, 2022, 2023 and 2024. The graph also shows the Company’s net income determined in accordance with U.S. generally accepted accounting principles for each of 2020, 2021, 2022, 2023 and 2024. While the Company does not use net income as a performance measure in the overall executive compensation program, net income is correlated with adjusted earnings, to which the Company assigns various weightings when setting goals in the Company’s annual incentive compensation program as described in more detail in the “Compensation Discussion and Analysis” section of this Proxy Statement.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Sales.
The graph below shows compensation actually paid to the Company’s principal executive officer and the average compensation actually paid to the Company’s other named executive officers for each of 2020, 2021, 2022, 2023 and 2024. The graph also shows the Company’s publicly reported sales for each of 2020, 2021, 2022, 2023 and 2024, excluding sales generated by acquisitions made, dispositions completed and operations reclassified as discontinued operations during the applicable year.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid, Company TSR and Peer Group TSR.
The graph below shows compensation actually paid to the Company’s principal executive officer and the average compensation actually paid to the Company’s other named executive officers for each of 2020, 2021, 2022, 2023 and 2024. The graph also shows the Company’s TSR, or how a $100 investment in the Company has grown over the five-year period ending December 31, 2024, as compared to a $100 investment in the S&P MidCap 400 Index
®
. The graph assumes the investment of $100 in the Company’s common stock and in the S&P MidCap 400 Index
®
as of December 31, 2019 and the reinvestment of all dividends.

Tabular List, Table
Financial Performance Measures
As described in more detail in the “Compensation Discussion and Analysis” section of this Proxy Statement, the Company believes that its executive compensation program links pay and performance, with the Company’s named executives having the opportunity to earn substantial compensation over and above their base salaries based on the Company’s performance and the market value of the Shares. The Company uses several performance measures to evaluate performance and provide alignment between performance and executive pay. As required by SEC rules, the performance measures identified as the most important for named executive officers’ 2024 compensation decisions are as follows:

•	Sales
•	Operating Income Margin
•	Average Working Capital as a Percentage of Sales
•	Adjusted Earnings

Total Shareholder Return Amount	$ 241.66	202.83	151.07	157.49	98.04
Peer Group Total Shareholder Return Amount	16,354	143.54	123.28	141.8	113.66
Net Income (Loss)	$ 1,312,200,000	$ 767,400,000	$ 924,000,000	$ 421,700,000	$ 320,100,000
Company Selected Measure Amount	4,915,000,000	4,582,000,000	6,580,000,000	4,633,000,000	4,235,000,000
PEO Name	D. Christian Koch
Measure:: 1
Pay vs Performance Disclosure
Name	Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Average Working Capital as a Percentage of Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Earnings
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,032)	$ (365,745)	$ (75,611)	$ (47,032)	$ (258,649)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,003	107,383	64,727	92,892	71,730
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,003	107,383	64,727	92,892	71,730
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,667,992	20,080,891	6,104,110	28,573,007	5,076,183
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,376,430	11,335,023	7,981,469	15,123,725	5,943,401
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,470,159	7,797,080	(201,605)	13,629,666	(843,643)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	821,403	948,788	(1,675,754)	(170,385)	(23,575)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Deduct Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,754,087)	(8,480,404)	(6,787,175)	(6,455,332)	(6,125,159)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,547)	(189,312)	(54,329)	(61,116)	(141,714)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,455	33,708	30,300	43,476	39,128
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,455	33,708	29,952	43,476	39,128
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	349	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,414,444	3,630,650	1,029,556	5,658,020	1,011,797
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,200,406	2,045,396	1,394,035	3,439,853	1,061,684
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	984,767	1,477,011	(16,938)	2,244,496	(109,159)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	74,075	0	65,890
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	229,272	108,243	(205,958)	(26,328)	(6,618)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(215,658)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Deduct Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,020,486)	$ (1,540,626)	$ (1,308,873)	$ (1,572,987)	$ (1,161,541)